Schedule I—Condensed Financial Information of the Company	12 Months Ended
Jun. 30, 2025
Schedule I—Condensed Financial Information of the Company [Abstract]
SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE COMPANY

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

(In thousands, except for shares and per share data)

	As of June 30,
	2024	2025	2025
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	11,792	243	34
Short term investments	-	4,255	594
Other receivables	-	29,436	4,109
Other current assets	-	430	60
Amounts due from subsidiaries	1,210	928	130
Total current assets	13,002	35,292	4,927
Investments in subsidiaries	1,318,077	664,105	92,705
Total assets	1,331,079	699,397	97,632

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Accrued payroll	163	4,956	692
Amounts due from subsidiaries	-	10,415	1,454
Total current liabilities	163	15,371	2,146
Total liabilities	163	15,371	2,146

Mezzanine equity	45,794	47,935	6,691
EQUITY:
Class A ordinary shares (Authorized shares:40,000,000 at US$0.09 each; issued 4,162,059 and 9,273,208 shares, of which 4,117,242 and 9,228,398 shares were outstanding as of June 30, 2024 and 2025, respectively)*	2,617	5,973	833
Class B Ordinary shares (Authorized shares:10,000,000 at US$0.09 each; issued and outstanding nil and 6,666,668 shares as of June 30, 2024 and 2025, respectively)	-	4,379	612
Treasury stock	(29)	(29)	(4)
Additional paid-in capital	1,583,017	1,125,933	157,174
Retained earnings	(298,190)	(494,153)	(68,981)
Accumulated other comprehensive income	(2,293)	(6,012)	(839)
Total equity	1,285,122	636,091	88,795
Total liabilities, mezzanine equity and equity	1,331,079	699,397	97,632

Statements of Operations and Comprehensive Loss

(In thousands)

	Years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

General and administrative expenses	(2,084)	(5,759)	(7,292)	(1,018)
Other income, net	286	681	(14,598)	(2,038)
Equity in loss of subsidiaries	(41,771)	(284,592)	(174,073)	(24,300)
Loss before income taxes	(43,569)	(289,670)	(195,963)	(27,356)
Income tax expense	(8)	-	-	-
Net loss	(43,577)	(289,670)	(195,963)	(27,356)
Other comprehensive income, net of tax: Foreign currency translation adjustments	560	(2,460)	(3,718)	(519)
Total Comprehensive loss	(43,017)	(292,130)	(199,681)	(27,875)

 Statements of Cash Flows

(In thousands)

	Year Ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cash flow from operating activities:
Net loss	(43,577)	(289,670)	(195,963)	(27,356)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	41,791	284,592	174,073	24,300
Compensation expenses associated with stock options	-	-	1,371	191
Other non-cash adjustments	-	6	(16)	(2)
Changes in operating assets and liabilities:	-	-	-	-
Other receivables and other current asset	(731)	(401)	(432)	(60)
Other payables and accrued expense	(218)	163	15,207	2,123
Net cash used in operating activities	(2,735)	(5,310)	(5,760)	(804)
Cash flows from investing activities:
Purchase of short term investment	-	-	(4,155)	(580)
Payment for purchase of addition shares of subsidiary			(7,516)	(1,049)
Proceed from sales of shares of a subsidiary			3,643	509
Capital contribution to a subsidiary	(6,952)	-	(719)	(100)
Net cash used in investing activities	(6,952)	-	(8,747)	(1,220)
Cash flows from financing activities:
Proceeds on exercise of stock options	-	44,968	-	-
Proceeds of issuance of ordinary shares	-	-	3,001	419
Payment for purchase of non-controlling interests	-	(20,623)	-	-
Payment for repurchase of ordinary shares	-	(10,028)	-	-
Net cash generated from financing activities	-	14,317	3,001	419
Net (decrease) increase in cash and cash equivalents	(9,687)	9,007	(11,506)	(1,605)
Cash and cash equivalents and restricted cash at beginning of year	11,732	2,605	11,792	1,646
Effect of exchange rate changes on cash and cash equivalents	560	180	(43)	(6)
Cash and cash equivalents and restricted cash at the end of the year	2,605	11,792	243	35

Schedule I has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

As of June 30, 2025, RMB1,717,031 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended June 30, 2023, 2024 and 2025.

As of June 30, 2025, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company except for those which have been separately disclosed in the consolidated financial statements, if any.

Basis of preparation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of June 30, 2024 and 2025 and the years ended 2023, 2024 and 2025.